Inventories (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Inventories
Finished goods	£ 1,416,000	£ 1,637,000
Cost of inventory recognized during the period	8,450,000	8,598,000	£ 7,228,000
(Reversal)/write-down of inventories to net realizable value	£ (4,000)	£ (173,000)	£ 177,000